iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022

	Investment Style	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 86.13%
CO-INVESTMENT OPPORTUNITIES (a) - 17.72%
Durational Consumer SPV IV GP, L.P. (c) *	Buyout	Americas	$ 2,247,955	$ 2,122,764	0.39%	2/8/2022
Independence Energy Co-Invest L.P. (b) *	Buyout	Americas	9,963,738	5,044,381	0.93%	2/26/2018
KKR Banff Co-Invest L.P. *	Buyout	Americas	10,000,000	18,000,000	3.33%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	Infrastructure	Europe	6,435,450	6,491,497	1.20%	10/3/2017
KKR Cape Co-Invest L.P. *	Growth	Americas	5,000,000	5,000,000	0.92%	11/12/2021
KKR Caribou Co-Invest L.P. *	Growth	Americas	525,000	1,896,225	0.35%	2/26/2018
KKR Enterprise Co-Invest AIV B L.P. *	Buyout	Americas	2,294,701	5,759,941	1.06%	7/14/2020
KKR Enterprise Co-Invest L.P. *	Buyout	Americas	20,000,000	-	0.00%	9/6/2018
KKR Renovate Co-Invest L.P. *	Buyout	Asia	5,000,000	5,000,000	0.92%	3/21/2022
KKR Sigma Co-Invest L.P. *	Buyout	Europe	7,500,000	9,726,316	1.80%	6/11/2018
LC Sports Pte. Ltd. (c) *	Buyout	Asia	2,282,797	2,048,265	0.38%	11/2/2018
Nutraceutical Investco LP (c) *	Buyout	Americas	1,362,681	1,561,717	0.29%	7/15/2019
Uno Co-Invest L.P. *	Buyout	Americas	15,000,000	31,500,000	5.82%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c) *	Growth	Americas	1,528,490	1,784,816	0.33%	9/23/2021
TOTAL CO-INVESTMENT OPPORTUNITIES			$ 89,140,812	$ 95,935,922	17.72%

INVESTMENT FUNDS (a) - 67.67%
PRIMARY INVESTMENTS - 40.39%
Bridge Growth Partners (Parallel), L.P. (c) *	Growth	Americas	$ 857,066	$ 1,153,119	0.21%	2/23/2016
KKR Americas Fund XII L.P.	Buyout	Americas	62,481,534	93,857,042	17.34%	3/31/2017
KKR Asian Fund III L.P.	Buyout	Asia	46,454,760	72,283,730	13.35%	3/31/2017
KKR European Fund IV, L.P. *	Buyout	Europe	3,120,073	3,505,337	0.65%	12/17/2015
KKR European Fund V, L.P. SCSp *	Buyout	Europe	22,468,984	24,092,935	4.45%	11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Growth	Americas	10,635,077	12,949,771	2.39%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b) *	Growth	Americas	3,831,055	4,904,594	0.91%	7/11/2019
L Catterton Asia 3 LP (c) *	Buyout	Asia	1,992,462	1,542,779	0.29%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c) *	Buyout	Americas	566,513	601,956	0.11%	3/31/2017
Providence Strategic Growth Europe L.P. (b,c)	Growth	Europe	796,985	953,251	0.18%	11/11/2019
RB Equity Fund II-A, L.P. (c) *	Growth	Americas	935,807	1,134,661	0.21%	12/3/2018
The Resolute Fund IV, L.P. (c)	Buyout	Americas	823,233	1,608,794	0.30%	9/28/2018
TOTAL PRIMARY INVESTMENTS			154,963,549	218,587,969	40.39%

SECONDARY INVESTMENTS - 27.28%
Artisan Partners Asset Management, Inc. TRA (c,d) *	Credit	Americas	2,685,753	3,059,954	0.57%	10/12/2018
Charles River Partnership XIII, L.P. *	Growth	Americas	29,180	223,540	0.04%	6/29/2018
Eurazeo Capital IV A SCSp	Buyout	Europe	2,411,794	2,865,632	0.53%	1/28/2019
Eurazeo Capital IV D SCSp	Buyout	Europe	923,029	804,700	0.15%	1/28/2019
Foundation Capital V L.P. (c) *	Growth	Americas	3,410	181,803	0.03%	6/29/2018
Foundation Capital VI L.P. (c) *	Growth	Americas	161,147	299,996	0.06%	6/29/2018
Foundation Capital VII L.P. (c) *	Growth	Americas	580,590	1,090,792	0.20%	6/29/2018
Foundation Capital VIII L.P. (c) *	Growth	Americas	698,903	5,315,165	0.98%	6/29/2018
GA Continuity I GP, L.P. *	Buyout	Americas	3,723,062	4,093,000	0.76%	6/22/2021
Icon Partners V, L.P. (c) *	Buyout	Americas	4,444,444	4,314,197	0.80%	12/22/2021
KKR 2006 Fund L.P .	Buyout	Americas	11,935,641	5,217,613	0.96%	12/31/2015
KKR 2006 Fund (Overseas) L.P.	Buyout	Americas	9,529,236	2,512,143	0.46%	12/31/2015
KKR Asian Fund L.P. *	Buyout	Asia	1,757,641	(147,539)	-0.03%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P. *	Buyout	Asia	1,088,708	249,125	0.05%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Buyout	Asia	3,086,059	1,844,162	0.34%	9/30/2017
KKR China Growth Fund, L.P. *	Growth	Asia	12,704,151	7,503,693	1.39%	6/29/2018
KKR European Fund III, L.P.	Buyout	Europe	2,321,071	879,661	0.16%	12/31/2015
KKR Gaudi Investors L.P. *	Buyout	Europe	8,623,313	8,466,531	1.56%	5/4/2017
KKR Indigo Equity Partners A L.P. (b) *	Buyout	Americas	15,198,047	15,198,047	2.81%	6/8/2022
KKR Lending Partners II L.P. (b) *	Credit	Americas	2,678,731	940,819	0.17%	3/31/2017
KKR North America Fund XI L.P. (b)	Buyout	Americas	17,186,367	22,324,992	4.12%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Buyout	Americas	1,158,120	713,548	0.13%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Real Estate	Americas	15,557,333	14,598,620	2.70%	5/31/2018
L Catterton VIII Offshore, L.P. (b,c)	Buyout	Americas	2,283,195	2,225,223	0.41%	9/27/2019
Lime Rock Partners IV AF, L.P. (c)	Buyout	Americas	4,816,860	8,196,190	1.51%	6/21/2018
Menlo Ventures IX LP *	Growth	Americas	38,532	85,394	0.02%	12/31/2017
Menlo Ventures X LP *	Growth	Americas	2,493,985	174,048	0.03%	12/31/2017
iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
	Investment Style	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 27.28%
Menlo Ventures XI LP *	Growth	Americas	5,063,680	1,388,239	0.26%	12/31/2017
Oak Hill Capital Partners III (AIV I), L.P. (c)	Buyout	Americas	109,786	-	0.00%	3/17/2017
Oak Hill Capital Partners III, L.P. (c) *	Buyout	Americas	785,782	232,779	0.04%	3/17/2017
Orchid Asia III, L.P. (c) *	Buyout	Asia	932,796	1,575,767	0.29%	8/15/2016
Pegasus WSJLL Fund, L.P. (c) *	Buyout	Americas	5,113,748	4,822,807	0.89%	12/14/2021
Pueblo Co-Invest-A LP (c)	Growth	Americas	3,006,934	5,148,223	0.95%	6/25/2019
RB Equity Fund I-A LP (c) *	Growth	Americas	3,587,692	9,739,768	1.80%	12/31/2018
Salient Solutions LLC (c,e) *	Growth	Americas	-	1,895	0.00%	2/10/2016
The Resolute Fund II Continuation Fund, L.P. (c)	Buyout	Americas	3,436,608	4,210,843	0.78%	8/31/2018
Warburg Pincus XI (Asia), L.P. (c) *	Growth	Asia	6,902,405	4,494,820	0.83%	9/30/2017
WP DTV, L.P. (c) *	Buyout	Americas	2,068,750	1,959,024	0.36%	3/11/2022
Yorktown Energy Partners IX, L.P (b)	Buyout	Americas	300,840	214,728	0.04%	9/30/2018
Yorktown Energy Partners VII, L.P (b)	Buyout	Americas	180,162	38,122	0.01%	9/30/2018
Yorktown Energy Partners VIII, L.P (b)	Buyout	Americas	515,988	295,762	0.05%	9/30/2018
Yorktown Energy Partners X, L.P (b)	Buyout	Americas	465,508	367,314	0.07%	9/30/2018
TOTAL SECONDARY INVESTMENTS			160,588,983	147,721,140	27.28%

TOTAL INVESTMENT FUNDS			$ 315,552,533	$ 366,309,109	67.67%

EQUITY INVESTMENTS - 0.74%	Shares
PREFERRED STOCK (a) - 0.74%
FINANCIAL - 0.74%
InvestX DSF Holdings XXIII LLC (c) *	2,000,000	Americas	$ 2,081,170	$ 2,000,000	0.37%	2/16/2022
New York Digital Investment Group, LLC (b,c) *	74	Americas	2,000,000	2,000,000	0.37%	2/25/2022
TOTAL PREFERRED STOCK			$ 4,081,170	$ 4,000,000	0.74%

TOTAL INVESTMENT INTERESTS			$ 408,774,515	$ 466,245,031	86.13%

	Principal
SHORT-TERM INVESTMENT - 15.13%	Amount
UMB Money Market Fiduciary, 0.01% ^^ (b)	81,879,073		$ 81,879,073	$ 81,879,073	15.13%	9/24/2021

TOTAL INVESTMENTS - 101.26% (Cost - $490,653,588) (f)				$ 548,124,104
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.26%)				(6,820,691)
NET ASSETS - 100.00%				$ 541,303,413

* Non-income producing.
^^ Yield disclosed is the seven day effective yield as of June 30, 2022.
(a) Securities restricted to resale represents $466,245,031 or 86.13% of net assets.
(b) All or part of these investments are holdings of iKF, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) Artisan Partners Asset Management TRA - A tax receivable agreement (“TRA”) with Artisan Partners Asset Management (NYSE: APAM) was acquired from a private equity fund in a secondary transaction
(e) Salient Solutions LLC - An existing equity co-investment interest in Salient Solutions LLC, a technology company, was acquired from a private equity fund in a secondary transaction.
(f) The fair value of total investments consists of the following regions (excluding short-term investments):
		Cost	Fair Value	% of Net Assets
	Americas	$ 271,972,037	$ 312,064,369	57.65%
	Asia	82,201,779	96,394,802	17.81%
	Europe	54,600,699	57,785,860	10.67%
	Total Investments	$ 408,774,515	$ 466,245,031	86.13%